CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Preferred Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2014	$ 4,907	$ 4,184	$ 18,180	$ 25,436	$ 95	$ 52,802
Balance (in shares) at Dec. 31, 2014	7,851	2,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				1,337		1,337
Additional Paid in Capital			(236)			(236)
Other comprehensive income (loss)					(343)	(343)
Balance at Dec. 31, 2015	$ 4,907	$ 4,184	17,944	26,773	(248)	53,560
Balance (in shares) at Dec. 31, 2015	7,851	2,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				12		12
Common Stock Issuance	$ 163		947			1,110
Common Stock Issuance, Shares	262
Other comprehensive income (loss)					(978)	(978)
Grant of Restricted Stock	$ 54		(54)			0
Grant of Restricted Stock, Shares	86
Compensation expense on restricted stock			54			54
Balance at Dec. 31, 2016	$ 5,124	$ 4,184	$ 18,891	$ 26,785	$ (1,226)	$ 53,758
Balance (in shares) at Dec. 31, 2016	8,199	2,092